Consolidation Of Variable Interest Entities	12 Months Ended
Nov. 30, 2014
Consolidation Of Variable Interest Entities [Abstract]
Consolidation Of Variable Interest Entities
Consolidation of Variable Interest Entities
GAAP requires the consolidation of VIEs in which an enterprise has a controlling financial interest. A controlling financial interest will have both of the following characteristics: (a) the power to direct the activities of a VIE that most significantly impact the VIEs economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The Company evaluated the joint venture agreements of its joint ventures that were formed or that had reconsideration events during the year ended November 30, 2014. Based on the Company’s evaluation, in the third quarter of 2014, the Company consolidated entities within its Lennar Multifamily segment that had combined total assets of $17.9 million. In the second quarter of 2014, the Company entered into a new option agreement with MSR, which resulted in the consolidation of certain VIEs because of the Company having options on substantially all of the homesites. The VIEs that consolidated had total combined assets of $158.5 million and non-recourse liabilities of $1.6 million.
At November 30, 2014 and 2013, the Company’s recorded investments in Lennar Homebuilding unconsolidated entities were $656.8 million and $716.9 million, respectively, the Rialto segment’s investments in unconsolidated entities were $175.7 million and $154.6 million, respectively, and the Lennar Multifamily segment's investments in unconsolidated entities were $105.7 million and $46.3 million, respectively.
Consolidated VIEs
As of November 30, 2014, the carrying amount of the VIEs’ assets and non-recourse liabilities that consolidated were $929.1 million and $149.8 million, respectively. As of November 30, 2013, the carrying amount of the VIEs’ assets and non-recourse liabilities that consolidated were $1,195.3 million and $294.8 million, respectively. Those assets are owned by, and those liabilities are obligations of, the VIEs, not the Company.
A VIE’s assets can only be used to settle obligations of that VIE. The VIEs are not guarantors of the Company’s senior notes and other debts payable. In addition, the assets held by a VIE usually are collateral for that VIE’s debt. The Company and other partners do not generally have an obligation to make capital contributions to a VIE unless the Company and/or the other partner(s) have entered into debt guarantees with the VIE’s banks. Other than debt guarantee agreements with a VIE’s banks, there are no liquidity arrangements or agreements to fund capital or purchase assets that could require the Company to provide financial support to a VIE. While the Company has option contracts to purchase land from certain of its VIEs, the Company is not required to purchase the assets and could walk away from the contracts.
Consolidated Joint Ventures
During the year ended November 30, 2013, in a joint venture transaction, the Company bought out its 50% partners for $82.3 million, paying $18.8 million in cash and financing the remainder with a short-term note. The Company's consolidated joint venture then contributed certain assets to a new unconsolidated joint venture and brought in a new, long-term partner for $125 million, or a 31.25% interest. During the year ended November 30, 2013, the new unconsolidated joint venture subsequently distributed $125 million of cash to the Company as a return of capital.
Unconsolidated VIEs
At November 30, 2014 and 2013, the Company’s recorded investments in VIEs that are unconsolidated and its estimated maximum exposure to loss were as follows:

November 30, 2014
(In thousands)	Investments in Unconsolidated VIEs	Lennar’s Maximum Exposure to Loss
Lennar Homebuilding (1)	$124,311	194,321
Rialto (2)	17,290	17,290
Lennar Multifamily (3)	41,600	65,810
	$183,201	277,421

November 30, 2013
(In thousands)	Investments in Unconsolidated VIEs	Lennar’s Maximum Exposure to Loss
Lennar Homebuilding (1)	$195,720	301,315
Rialto (2)	24,393	24,393
Lennar Multifamily (3)	25,874	55,002
	$245,987	380,710

(1)
At November 30, 2014, the maximum exposure to loss of Lennar Homebuilding’s investments in unconsolidated VIEs was limited to its investment in the unconsolidated VIEs, except with regard to $70.0 million remaining commitment to fund an unconsolidated entity for further expenses up until the unconsolidated entity obtains permanent financing. At November 30, 2013, the maximum exposure to loss of Lennar Homebuilding’s investments in unconsolidated entities was limited to its investment in the unconsolidated VIEs, except with regard to $90.5 million remaining commitment to fund an unconsolidated entity that was formed in 2013 for further expenses up until the unconsolidated entity obtains permanent financing and $15.0 million of recourse debt of an unconsolidated VIEs, which was included in the Company’s maximum recourse related to Lennar Homebuilding unconsolidated entities.

(2)
At both November 30, 2014 and 2013, the maximum recourse exposure to loss of Rialto’s investments in unconsolidated VIEs was limited to its investments in the unconsolidated entities. At November 30, 2014 and 2013, investments in unconsolidated VIEs and Lennar’s maximum exposure to loss included $17.3 million and $16.1 million, respectively, related to Rialto’s investments held-to-maturity.

(3)
At November 30, 2014 and 2013, the maximum exposure to loss of Lennar Multifamily's investments in unconsolidated VIEs was limited to its investments in the unconsolidated VIEs, except with regard to $23.4 million and $28.0 million, respectively, of letters of credit outstanding for certain of the unconsolidated VIEs that could be drawn upon in the event of default under their debt agreements.

While these entities are VIEs, the Company has determined that the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance is generally shared. While the Company generally manages the day-to-day operations of the VIEs, each of these VIEs has an executive committee made up of representatives from each partner. The members of the executive committee have equal votes and major decisions require unanimous consent and approval from all members. The Company does not have the unilateral ability to exercise participating voting rights without partner consent.
The Company and other partners do not generally have an obligation to make capital contributions to the VIEs, except for $23.4 million of letters of credit outstanding for certain Lennar Multifamily unconsolidated VIEs that could be drawn upon in the event of default under their debt agreements. In addition, there are no liquidity arrangements or agreements to fund capital or purchase assets that could require the Company to provide financial support to the VIEs, except with regard to a $70.0 million remaining commitment to fund an unconsolidated entity for further expenses up until the unconsolidated entity obtains permanent financing. Except for the unconsolidated VIEs discussed above, the Company and the other partners did not guarantee any debt of the other unconsolidated VIEs. While the Company has option contracts to purchase land from certain of its unconsolidated VIEs, the Company is not required to purchase the assets and could walk away from the contracts.
Option Contracts
The Company has access to land through option contracts, which generally enables it to control portions of properties owned by third parties (including land funds) and unconsolidated entities until the Company has determined whether to exercise the option.
A majority of the Company’s option contracts require a non-refundable cash deposit or irrevocable letter of credit based on a percentage of the purchase price of the land. The Company’s option contracts sometimes include price adjustment provisions, which adjust the purchase price of the land to its approximate fair value at the time of acquisition or are based on the fair value at the time of takedown.
The Company’s investments in option contracts are recorded at cost unless those investments are determined to be impaired, in which case the Company’s investments are written down to fair value. The Company reviews option contracts for indicators of impairment during each reporting period. The most significant indicator of impairment is a decline in the fair value of the optioned property such that the purchase and development of the optioned property would no longer meet the Company’s targeted return on investment with appropriate consideration given to the length of time available to exercise the option. Such declines could be caused by a variety of factors including increased competition, decreases in demand or changes in local regulations that adversely impact the cost of development. Changes in any of these factors would cause the Company to re-evaluate the likelihood of exercising its land options.
Some option contracts contain a predetermined take-down schedule for the optioned land parcels. However, in almost all instances, the Company is not required to purchase land in accordance with those take-down schedules. In substantially all instances, the Company has the right and ability to not exercise its option and forfeit its deposit without further penalty, other than termination of the option and loss of any unapplied portion of its deposit and pre-acquisition costs. Therefore, in substantially all instances, the Company does not consider the take-down price to be a firm contractual obligation.
When the Company does not intend to exercise an option, it writes off any unapplied deposit and pre-acquisition costs associated with the option contract. For the years ended November 30, 2014, 2013 and 2012, the Company wrote-off $4.6 million, $1.9 million and $2.4 million, respectively, of option deposits and pre-acquisition costs related to land under option that it does not intend to purchase.
The Company evaluates all option contracts for land to determine whether they are VIEs and, if so, whether the Company is the primary beneficiary of certain of these option contracts. Although the Company does not have legal title to the optioned land, if the Company is deemed to be the primary beneficiary or makes a significant deposit for optioned land, it may need to consolidate the land under option at the purchase price of the optioned land. Due to the new agreement with MSR discussed in Note 4, $155.0 million of consolidated inventory not owned was reclassified to land and land under development and $70.3 million of consolidated inventory not owned was deconsolidated during the year ended November 30, 2014.
In addition to this transaction, during the year ended November 30, 2014, consolidated inventory not owned decreased by $182.4 million with a corresponding decrease to liabilities related to consolidated inventory not owned in the accompanying consolidated balance sheet as of November 30, 2014. The decrease was primarily due to the purchase of land that was the subject of a previously consolidated option contract. To reflect the purchase price of the inventory consolidated, the Company had a net reclass related to option deposits from consolidated inventory not owned to land under development in the accompanying consolidated balance sheet as of November 30, 2014. The liabilities related to consolidated inventory not owned primarily represent the difference between the option exercise prices for the optioned land and the Company’s cash deposits.
The Company’s exposure to loss related to its option contracts with third parties and unconsolidated entities consisted of its non-refundable option deposits and pre-acquisition costs totaling $85.6 million and $129.2 million at November 30, 2014 and 2013, respectively. Additionally, the Company had posted $34.5 million and $29.9 million of letters of credit in lieu of cash deposits under certain option contracts as of November 30, 2014 and 2013, respectively.